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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 33-34494) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.

                        POST-EFFECTIVE AMENDMENT NO. 20

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 21

                        VANGUARD INSTITUTIONAL INDEX FUND

        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
           ON FEBRUARY 9, 2001 PURSUANT TO PARAGRAPH (A) OF RULE 485.



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The Trust's prospectus and Statement of Additional Information are incorporated by reference from the prior filing of the 19th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A.

                                     [SHIP]
                          [THE VANGUARD GROUP(R) LOGO]

                       VANGUARD(R) U.S. STOCK INDEX FUNDS

     VANGUARD TOTAL STOCK MARKET, SMALL-CAP, VALUE, AND GROWTH INDEX FUNDS
                              INSTITUTIONAL SHARES

              SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2000

Substitute the following text for the text appearing in the box entitled "Share Classes" on the inside front cover page.

Each of the Vanguard U.S. Stock Index Funds offers more than one class of shares. This prospectus offers Institutional Shares for all of the Funds (except 500 Index Fund) as well as Institutional Plus Shares for Vanguard Institutional Index Fund. Institutional Shares have an investment minimum of $10 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard. For Institutional Plus Shares, the investment minimum is $200 million.

     Please call Vanguard at 1-800-662-7447 to obtain a separate prospectus that offers Investor Shares for all of the Vanguard U.S. Stock Index Funds (except Vanguard Institutional Index Fund) as well as Admiral Shares for six of the Funds. Investor Shares and Admiral Shares have investment minimums of $3,000 ($1,000 for IRAs) and $250,000, respectively.

     Institutional Shares can be converted into an exchange-traded class of shares known as VIPER Shares. A brief description of VIPER Shares and how to convert into them appears on pages 4-7 of this supplement. A separate prospectus containing more information about VIPER Shares is available at Vanguard's website or by calling 1-800-523-1036.

     The Funds' separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INSTITUTIONAL SHARES, UNLESS OTHERWISE NOTED.

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Substitute the following bar chart and table for the bar chart and table appearing on pages 4-5.

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ANNUAL TOTAL RETURNS-VANGUARD TOTAL STOCK MARKET INDEX FUND-INSTITUTIONAL SHARES
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[SCALE -30% to 40%]
                               1998           23.37%
                               1999           23.93%
                               2000          -10.46%
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      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                                                       SINCE
                                                           1 YEAR    INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total Stock Market Index
       Fund--Institutional Shares                         -10.46%     12.05%
      Wilshire 5000 Index                                 -10.99      11.83
      -------------------------------------------------------------------------
      *July 7, 1997.
      -------------------------------------------------------------------------

Substitute the following bar chart and table for the bar chart and table appearing on pages 13-14.

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    ANNUAL TOTAL RETURNS--VANGUARD SMALL-CAP INDEX FUND-INSTITUTIONAL SHARES
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[SCALE -30% to 40%]
                               1998           -2.50%
                               1999           23.33%
                               2000           -2.56%
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Return figures do not reflect the transaction fee on purchases through
March 31, 2000.
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      -------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
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                                                  1 YEAR        SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Small-Cap Index
       Fund--Institutional Shares**               -2.56%            7.95%
      Russell 2000 Index                          -3.03             7.18
      -------------------------------------------------------------------------
       *July 7, 1997.
      **Return figures do not reflect the transaction fee on purchases through March 31, 2000.
      -------------------------------------------------------------------------

3

Substitute the following bar chart and table for the bar chart and table appearing on pages 16-17.

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      ANNUAL TOTAL RETURNS--VANGUARD VALUE INDEX FUND-INSTITUTIONAL SHARES
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[SCALE -30% to 40%]
                               1999           12.67%
                               2000            6.18%
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      ---------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
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                                                                  SINCE
                                                       1 YEAR   INCEPTION*
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      Vanguard Value Index Fund--Institutional Shares   6.18%      7.74%
      S&P 500/BARRA Value Index                         6.08       7.69
      ---------------------------------------------------------------------
      *July 2, 1998.
      ---------------------------------------------------------------------

Substitute the following bar chart, text, and table for the bar chart, text, and table appearing on pages 22-23.

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      ANNUAL TOTAL RETURNS--VANGUARD GROWTH INDEX FUND-INSTITUTIONAL SHARES
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[SCALE -30% to 40%]
                               1999           28.91%
                               2000          -22.14%
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     During the period shown in the bar chart, the highest return for a calendar quarter was 20.21% (quarter ended December 31, 1999), and the lowest return for a quarter was -16.85% (quarter ended December 31, 2000).

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         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -----------------------------------------------------------------------
                                                                    SINCE
                                                        1 YEAR    INCEPTION*
      -----------------------------------------------------------------------
      Vanguard Growth Index Fund--Institutional Shares  -22.14%      7.58%
      S&P 500/BARRA Growth Index                        -22.08       7.35
      -----------------------------------------------------------------------
      *May 14, 1998.
      -----------------------------------------------------------------------

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This description of VIPER Shares follows "Investing With Vanguard."

                                  VIPER SHARES

In addition to Institutional Shares, certain Vanguard funds offer a class of shares, known as VIPER Shares, that are listed for trading on the American Stock Exchange. If you own Institutional Shares issued by one of these funds, you may convert those shares into VIPER Shares of the same fund.

Note: Vanguard reserves the right to modify or terminate the conversion privilege in the future.

     Five Vanguard funds currently offer a VIPER Share class:

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FUND                                 VIPER SHARES                TICKER SYMBOL
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Vanguard Total Stock Market Index    Total Stock Market VIPERs       VTI
 Fund
Vanguard 500 Index Fund              VIPERs                          VV
Vanguard Small-Cap Index Fund        Small-Cap VIPERs                VB
Vanguard Growth Index Fund           Growth VIPERs                   VLP
Vanguard Value Index Fund            Value VIPERs                    VRY
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     Although VIPER Shares represent an investment in the same portfolio of securities as Institutional Shares, they have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares to VIPER Shares. The following material summarizes key information about VIPER Shares. A separate prospectus with more complete information about VIPER Shares is also available. Investors should review that prospectus before deciding whether to convert.

DIFFERENCES BETWEEN VIPER SHARES AND CONVENTIONAL MUTUAL FUND SHARES

Institutional Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value
(NAV) calculated once a day. VIPER Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted below.

     An organized market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because VIPER Shares will be listed for trading on the American Stock Exchange. Investors can purchase and sell VIPER Shares on the open market through a broker. Open market transactions will not occur at NAV, but at market prices that change throughout the day based on changes in the prices of the fund's portfolio securities and the supply of and demand for VIPER Shares. The market price of a fund's VIPER Shares will vary somewhat from the NAV of those shares. The variation between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.

BUYING AND SELLING VIPER SHARES

Note: VIPER Shares must be held in a brokerage account. Therefore, before acquiring VIPER Shares, you must have an existing, or open a new, brokerage account with a full-service or discount broker.

     You buy and sell VIPER Shares in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares

5

you must purchase. Because open market transactions occur at market prices, you may pay more than NAV when you buy VIPER Shares and receive less than NAV when you sell those shares.

     If you own conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) of a Vanguard fund that issues VIPER Shares, you can convert those shares into VIPER Shares of equivalent value (but you cannot convert back). See below under the heading "Conversions" for a discussion of the conversion process.

     There is one other way to buy and sell VIPER Shares. Investors can purchase and redeem VIPER Shares directly from the issuing fund at NAV if they do so (i) through certain authorized broker-dealers, (ii) in large blocks of 30,000 or 60,000 VIPERs (depending on the fund), known as Creation Units, and (iii) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares this way.

RISKS

VIPER Shares issued by a fund are subject to the same risks as conventional shares of the same fund. In addition, VIPER Shares are also subject to the following risks:

- The market price of a fund's VIPER Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying VIPER Shares and you may receive less than NAV when selling them.

- VIPER Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own VIPER Shares, you must sell them on the open market. Although VIPER Shares will be listed for trading on the AMEX, it is possible that an active trading market may not develop or be maintained.

- Trading of a fund's VIPER Shares on the AMEX may be halted if AMEX officials deem such action appropriate, the shares are delisted from the AMEX, or the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FEES AND EXPENSES

When you buy and sell VIPER Shares through a brokerage firm, you will pay commissions in an amount that will vary depending on the firm. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares to VIPER Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.

     For the current fiscal year, the total annual operating expenses (the expense ratio) for each type of VIPER Share are expected to be:

---------------------------------------------------
FUND                        EXPECTED EXPENSE RATIO
---------------------------------------------------
Total Stock Market VIPERs           0.15%
VIPERs                              0.12%
Small-Cap VIPERs                    0.20%
Growth VIPERs                       0.17%
Value VIPERs                        0.17%
---------------------------------------------------

ACCOUNT SERVICES

Because you hold VIPER Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Service(R). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of VIPER Shares, and year-end tax information. It also will be responsible for ensuring that you receive shareholder reports and other communications from the fund whose VIPER Shares you own. You will receive certain services (e.g., dividend reinvestment and average cost information) only if your broker offers those services.

CONVERSIONS

Owners of conventional shares issued by one of the Vanguard Index Funds may convert those shares into VIPER Shares of equivalent value of the same fund.
Note: Investors who own conventional shares of a Vanguard fund through a 401(k) plan or other employer- sponsored retirement or benefit plan may not convert
those  shares  into  VIPER  Shares.   Vanguard   imposes  a  fee  on  conversion
transactions, and your broker may impose a fee of its own to process a conversion request. Vanguard reserves the right, in the future, to limit or terminate the conversion privilege or to raise the amount of the conversion fee.

     To initiate a conversion of conventional shares into VIPER Shares, you must contact your broker; your broker, in turn, will contact Vanguard. For brokers that can handle fractional shares, each full and fractional conventional share will be converted into full and fractional VIPER Shares of equivalent value. For example, if you own 300.250 conventional shares, and this is equivalent in value to 90.750 VIPER Shares, you will receive 90.750 VIPER Shares.

     Some brokers cannot handle fractional shares. If you intend to hold your VIPER Shares through one of these brokers, the conversion would be handled in such a way that you would receive a whole number of VIPER Shares. In the example above, for instance, you would convert full and fractional conventional shares equivalent in value to exactly 90 VIPER Shares. The remaining conventional shares would be redeemed, and you would receive the cash proceeds of that redemption. You will realize a gain or loss on the redemption (in no case more than the value of a single VIPER Share) that must be reported on your tax return. Please consult your broker to determine whether it can handle fractional VIPER Shares.

     Here are some important points to keep in mind when converting conventional shares of a Vanguard fund into VIPER Shares:

- The conversion transaction is tax-free except to the extent conventional shares must be sold to avoid the creation of fractional VIPER Shares.

- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests, once received, on the same or next business day, although processing may take up to three business days depending on when the conversion request is received.

- Until the conversion process is complete, you will remain fully invested in the fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.

- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you would liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.

7

- VIPER Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the same fund. Similarly, VIPER Shares of one fund cannot be exchanged for VIPER Shares of another fund.

(C)2001 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS854 022001